AVAILABLE-FOR-SALE SECURITIES (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Amortized Cost
Due after one to five years, Amortized Cost	$ 28,207,821	$ 25,131,259	$ 18,462,435
Due after five to ten years, Amortized Cost	$ 1,263,862	$ 3,715,339	$ 10,703,923
Due after ten years, Amortized Cost
Available-for-sale Securities, Gross Amortized Cost, Total	$ 29,471,683	$ 28,846,598	$ 29,166,358
Due in one year or less, Fair Value
Due after one to five years, Fair Value	$ 28,193,363	$ 24,942,098	$ 18,353,451
Due after five to ten years, Fair Value	$ 1,287,956	$ 3,688,453	$ 10,664,461
Due after ten years, Fair Value
Available-for sale Securities, Fair Value, Total	$ 29,481,319	$ 28,630,551	$ 29,017,912